Earnings Per Share	12 Months Ended
Dec. 31, 2020
Profit or loss [abstract]
Earnings Per Share
12. EARNINGS PER SHARE
Basic and diluted earnings per share:
The earnings and the weighted average number of ordinary shares used in the calculation of basic and diluted earnings per share are as follows:

	2020	2019	2018
Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share
- From continued operations	6,474,337	4,706,343	3,390,144

- Net for the year	11,351,024	5,226,692	3,769,442

Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share (in thousands of shares)	596,026	596,026	596,026

Basic and diluted earnings per share
- From continued operations (in pesos)	10.8625	7.8962	5.6879

- From continued and discontinued operations (in pesos)	19.0445	8.7692	6.3243

The weighted average number of outstanding shares was 596,026,490 for the years ended December 31, 2020, 2019 and 2018, respectively, like the basic weighted average number of shares, since there are no convertible debt instruments at the end of each reporting period.